Dividends	12 Months Ended
Dec. 31, 2025
Dividend [Abstract]
Dividends

25. Dividends

On May 23, 2025, Stevanato Group shareholders approved the distribution of EUR 14,737 thousand in dividends (EUR 0.054 per share) from the net profits realized in the previous financial year. The dividend was paid on July 17, 2025 to shareholders of record at June 5, 2025.

On May 22, 2024, Stevanato Group shareholders approved the distribution of EUR 14,457 thousand in dividends (EUR 0.053 per share) from the net profits realized in the previous financial year. The dividend was payable on July 15, 2024 to shareholders of record at June 4, 2024. The dividends were paid in the third quarter of 2024.

On May 24, 2023 Stevanato Group shareholders approved the distribution of EUR 14,294 thousand in dividends (EUR 0.054 per share) from the net profits realized in the prior financial year. The dividend was payable on July 17, 2023 to shareholders of record at June 6, 2023. In July 2023 the Company paid EUR 3,842 thousand of the distribution to shareholders and the remaining balance, which related to dividends payables to Stevanato Holding S.r.l., was paid in the fourth quarter of 2023.